As filed with the Securities and Exchange Commission on October 10, 2014

  File No. 002-76990
  File No. 811-03447

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 74  ☒
  AND
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 76  ☒

SEI TAX EXEMPT TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code 610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on October 14, 2014 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:

  ☒  this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A for SEI Tax Exempt Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until October 14, 2014, the effectiveness of Post-Effective Amendment No. 73 ("PEA No. 73"), which was filed with the Commission via EDGAR Accession No. 0001104659-14-059824 on August 12, 2014, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 73 by means of this filing, Parts A, B and C of PEA No. 73 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the Trust's Short Duration Municipal Fund, Intermediate-Term Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund is incorporated herein by reference to Part A of PEA No. 73.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Trust's Short Duration Municipal Fund, Intermediate-Term Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund is incorporated herein by reference to Part B of PEA No. 73.

PART C—OTHER INFORMATION

The Part C for the Trust's Short Duration Municipal Fund, Intermediate-Term Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund is incorporated herein by reference to the Part C of PEA No. 73.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 74 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 10th day of October, 2014.

SEI TAX EXEMPT TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	October 10, 2014
	* George J. Sullivan, Jr.	Trustee	October 10, 2014
	* Nina Lesavoy	Trustee	October 10, 2014
	* James M. Williams	Trustee	October 10, 2014
	* Mitchell A. Johnson	Trustee	October 10, 2014
	* Hubert L. Harris, Jr.	Trustee	October 10, 2014
	/S/ ROBERT A, NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	October 10, 2014
	/S/ PETER A. RODRIGUEZ Peter A. Rodriguez	Controller & Chief Financial Officer	October 10, 2014
*By:	/S/ ROBERT A, NESHER Robert A. Nesher Attorney-in-Fact